J.P. MORGAN SERIES TRUST II

JPMorgan Bond Portfolio

Supplement dated December 26, 2007
to the Prospectus dated May 1, 2007

Effective January 1, 2008, the table under the “Investor Expenses for Portfolio Shares” heading on page 6 is hereby deleted in its entirety and replaced with the following:

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees	0.30
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	0.45
Acquired Fund Fees and Expenses[2]	0.01

Total Annual Operating Expenses[3]	0.76
Fee Waivers and Expense Reimbursements[4]	(0.15)
Net Expenses[4]	0.61

1	“Other Expenses” have been calculated based on the actual amounts incurred in the fiscal year ended 12/31/06.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Portfolio’s assets among the acquired funds calculated on a daily basis through the Portfolio’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds as well as allocation of the Portfolio’s assets and may be higher or lower than those shown.

3	The “Total Annual Operating Expenses” included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

4	JPMorgan Funds Management Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses) exceed 0.60% of the average daily net assets through 4/30/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 0.75%, and Net Expenses would have been 0.60%, of the average daily net assets.

In addition, effective January 1, 2008, the “Example” section on page 7 is hereby deleted and replaced with the following:

The example below is intended to help you compare the cost of investing in Portfolio shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/09 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Portfolio shares and your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
YOUR COST ($) (with or without redemption)	62	228	408	928

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-BP-1207

J.P. MORGAN SERIES TRUST II

JPMorgan International Equity Portfolio

Supplement dated December 26, 2007
to the Prospectus dated May 1, 2007

Effective January 1, 2008, the table under the “Investor Expenses for Portfolio Shares” heading on page 5 is hereby deleted in its entirety and replaced with the following:

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees	0.60
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	0.60

Total Annual Operating Expenses	1.20
Fee Waivers and Expense Reimbursements[2]	(0.11)
Net Expenses[2]	1.09

1	“Other Expenses” have been calculated based on the actual amounts incurred in the fiscal year ended 12/31/06.

2	JPMorgan Funds Management Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses) exceed 1.09% of the average daily net assets through 4/30/09.

In addition, effective January 1, 2008, the “Example” section on page 6 is hereby deleted and replaced with the following:

The example below is intended to help you compare the cost of investing in Portfolio shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/09 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Portfolio shares and your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
YOUR COST ($) (with or without redemption)	111	370	649	1,445

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTEQ-1207

J.P. MORGAN SERIES TRUST II

JPMorgan Small Company Portfolio

Supplement dated December 26, 2007
to the Prospectus dated May 1, 2007

Effective January 1, 2008, the table under the “Investor Expenses for Portfolio Shares” heading on page 4 is hereby deleted in its entirety and replaced with the following:

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
Management Fees	0.60
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	0.55
Acquired Fund Fees and Expenses[2]	0.01

Total Annual Operating Expenses[3]	1.16
Fee Waivers and Expense Reimbursements[4]	(0.07)
Net Expenses[4]	1.09

1	“Other Expenses” have been calculated based on the actual amounts incurred in the fiscal year ended 12/31/06.

2	“Acquired Fund Fees and Expenses” are based on the allocation of the Portfolio’s assets among the acquired funds calculated on a daily basis through the Portfolio’s last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds as well as allocation of the Portfolio’s assets and may be higher or lower than those shown.

3	The “Total Annual Operating Expenses” included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

4	JPMorgan Funds Management Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses) exceed 1.08% of the average daily net assets through 4/30/09. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Portfolio would have been 1.15%, and Net Expenses would have been 1.08%, of the average daily net assets.

In addition, effective January 1, 2008, the “Example” section on page 5 is hereby deleted and replaced with the following:

The example below is intended to help you compare the cost of investing in Portfolio shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 4/30/09 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Portfolio shares and your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
YOUR COST ($) (with or without redemption)	111	362	632	1,403

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable insurance contracts or Eligible Plans through which investors can invest in the Portfolio. If these expenses were reflected, your cost would be higher. Investors should refer to the applicable variable insurance contract prospectus or Eligible Plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SCP-1207